SCHEDULE OF CONCENTRATION OF RISK (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	79.00%	76.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers CC [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.00%